Impairment (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of Impairment

	Half-year to 30 Jun 2026 £m	Half-year to 30 Jun 2025 £m

Loans and advances to banks	–	–
Loans and advances to customers	601	490
Debt securities	3	–
Financial assets held at amortised cost	604	490
Financial assets at fair value through other comprehensive income	1	–
Loan commitments and financial guarantees	7	(48)
Total impairment charge	612	442